CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Millions, except Share data, unless otherwise specified	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Jan. 29, 2011	$ 12	$ 43	$ (2,716)	$ 7
Balance (In Shares) at Jan. 29, 2011	174,787,699
Increase (Decrease) in Stockholders' Equity
Net income			157
Foreign currency translation and other				(1)
Reclass to share-based compensation liability		(4)
Exercise of stock options	202,330
Share-based compensation		1
Repurchase of stock (in shares)	(628,816)
Issuance of stock (in shares)	199,233
Balance at Jan. 28, 2012	12	40	(2,559)	6
Balance (In Shares) at Jan. 28, 2012	174,560,446
Increase (Decrease) in Stockholders' Equity
Net income			200
Exercise of stock options	635,381
Share-based compensation		(3)
Repurchase of stock (in shares)	(614,924)
Issuance of stock (in shares)	199,233
Balance at Feb. 02, 2013	12	37	(2,359)	6
Balance (In Shares) at Feb. 02, 2013	174,780,137
Increase (Decrease) in Stockholders' Equity
Net income			243
Dividend declared			(769)
Foreign currency translation and other		(5)		(6)
Reclass to share-based compensation liability		(49)
Exercise of stock options		5
Exercise of stock options	4,006,412
Share-based compensation		13
Repurchase of stock		(5)	(3)
Repurchase of stock (in shares)	(3,777,245)
Issuance of stock (in shares)	14,733
Balance at Feb. 01, 2014	$ 12	$ 94	$ (2,888)
Balance (In Shares) at Feb. 01, 2014	175,024,037